PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
PP&E, Net, by Type
Total property and equipment	$ 340,083		$ 340,083	$ 337,533
Accumulated depreciation	(312,014)		(307,302)	(261,944)
Total property and equipment, net	28,069		32,781	75,589
Depreciation of property and equipment	4,712	$ 11,130	45,358	44,758
Website
PP&E, Net, by Type
Total property and equipment	107,927		107,927	105,376
Computer equipment and purchased software
PP&E, Net, by Type
Total property and equipment	84,588		84,588	84,589
Equipment
PP&E, Net, by Type
Total property and equipment	35,449		35,449	35,449
Furniture and fixtures
PP&E, Net, by Type
Total property and equipment	87,184		87,184	87,184
Leasehold improvements
PP&E, Net, by Type
Total property and equipment	$ 24,935		$ 24,935	$ 24,935